                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07117

                      Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                     Date of fiscal year end: April 30, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                      MATURITY
IN THOUSANDS                                                                    COUPON RATE      DATE                    VALUE
------------                                                                    -----------   ----------              -------------
               CORPORATE BONDS (41.9%)
               Aerospace & Defense (0.1%)
$         65   Raytheon Co.                                                         6.15%      11/01/08               $      65,659
          55   Raytheon Co.                                                         6.75       08/15/07                      55,346
                                                                                                                      -------------
                                                                                                                            121,005
                                                                                                                      -------------
               Air Freight/Couriers (0.5%)
         385   FedEx Corp.                                                          2.65       04/01/07                     383,323
         245   FedEx Corp.                                                          5.50       08/15/09                     245,458
                                                                                                                      -------------
                                                                                                                            628,781
                                                                                                                      -------------
               Beverages: Alcoholic (0.4%)
         460   Miller Brewing Co. - 144A*                                           4.25       08/15/08                     451,618
                                                                                                                      -------------
               Building Products (0.2%)
         200   Masco Corp.                                                         4.625       08/15/07                     198,732
                                                                                                                      -------------
               Cable/Satellite TV (1.0%)
         710   Comcast Cable Communications, Inc.                                  6.875       06/15/09                     733,512
         427   Cox Communications Inc.                                              5.91+      12/14/07                     428,772
                                                                                                                      -------------
                                                                                                                          1,162,284
                                                                                                                      -------------
               Casino/Gaming (0.4%)
         455   Harrahs Operating Co., Inc.                                         7.125       06/01/07                     456,619
                                                                                                                      -------------
               Chemicals: Major Diversified (0.2%)
         275   ICI Wilmington Inc.                                                 4.375       12/01/08                     269,586
                                                                                                                      -------------
               Computer Processing Hardware (0.2%)
         295   Hewlett-Packard Co.                                                 5.496+      05/22/09                     295,703
                                                                                                                      -------------
               Containers/Packaging (0.1%)
         145   Sealed Air Corp. - 144A*                                             6.95       05/15/09                     149,077
                                                                                                                      -------------
               Department Stores (1.1%)
         160   Federated Department Stores, Inc.                                    6.30       04/01/09                     162,516
         340   JC Penney Corp., Inc.                                               7.375       08/15/08                     347,321
         820   May Department Stores Co., Inc.                                      3.95       07/15/07                     813,243
                                                                                                                      -------------
                                                                                                                          1,323,080
                                                                                                                      -------------
               Drugstore Chains (0.4%)
         100   CVS Corp.                                                           3.875       11/01/07                      98,822
         355   CVS Corp.                                                            4.00       09/15/09                     342,650
                                                                                                                      -------------
                                                                                                                            441,472
                                                                                                                      -------------
               Electric Utilities (7.1%)
         285   Ameren Corp.                                                        4.263       05/15/07                     283,835
         385   Appalachian Power Co. (Series G)                                     3.60       05/15/08                     376,189
         475   Baltimore Gas & Electric Co.                                        6.625       03/15/08                     480,372
       1,175   Carolina Power & Light Company Inc.                                  6.80       08/15/07                   1,182,484
         480   CC Funding Trust I                                                   6.90       02/16/07                     480,140
         710   Columbus Southern Power Co.                                          4.40       12/01/10                     682,671
         110   Commonwealth Edison Co.                                              3.70       02/01/08                     108,012
         270   Consumers Energy Co.                                                 4.80       02/17/09                     266,639
         350   Dominion Resources Inc.                                             5.687+      05/15/08                     350,653
         335   Duke Energy Corp.                                                    3.75       03/05/08                     329,061
         185   Entergy Gulf States, Inc.                                            3.60       06/01/08                     180,123
         295   Entergy Gulf States, Inc.                                           5.769+      12/01/09                     294,690
         605   FPL Group Capital Inc.                                              5.551       02/16/08                     605,567
       1,090   Pacific Gas & Electric Co.                                           3.60       03/01/09                   1,053,969
         230   Panhandle Eastern Pipe Line Co. (Series B)                           2.75       03/15/07                     229,273
         595   Peco Energy Co.                                                      3.50       05/01/08                     581,217
         450   Southwestern Public Service Co. (Series A)                           6.20       03/01/09                     455,593
         375   Texas-New Mexico Power Co.                                           6.25       01/15/09                     378,786
         345   Wisconsin Electric Power Co.                                         3.50       12/01/07                     339,632
                                                                                                                      -------------
                                                                                                                          8,658,906
                                                                                                                      -------------
               Electrical Products (0.4%)
         480   Cooper Industries, Inc.                                              5.25       07/01/07                     478,739
                                                                                                                      -------------
               Finance/Rental/Leasing (2.7%)
         840   American Honda Finance Corp. - 144A*                                 3.85       11/06/08                     819,471
         710   Countrywide Home Loans, Inc. (Series L)                              3.25       05/21/08                     691,364
         355   MBNA Corp. (Series F)                                               5.798+      05/05/08                     357,205
         415   Residential Capital Corp.                                            6.00       02/22/11                     413,149

         390   Residential Capital Corp.                                           6.375       06/30/10                     393,554
         600   SLM Corp.                                                            4.00       01/15/10                     578,162
                                                                                                                      -------------
                                                                                                                          3,252,905
                                                                                                                      -------------
               Financial Conglomerates (2.6%)
          85   Chase Manhattan Corp.                                                6.00       02/15/09                      86,033
         145   Chase Manhattan Corp.                                                7.00       11/15/09                     151,223
         695   CIT Group Inc.                                                       4.75       08/15/08                     688,614
         485   Citigroup Inc.                                                      3.625       02/09/09                     470,652
         815   ING Security Life Institutional - 144A*                              2.70       02/15/07                     814,280
       1,045   Pricoa Global Funding I - 144A*                                      3.90       12/15/08                   1,015,070
                                                                                                                      -------------
                                                                                                                          3,225,872
                                                                                                                      -------------
               Food Retail (0.5%)
         290   Fred Meyer, Inc.                                                     7.45       03/01/08                     295,440
         290   Safeway Inc.                                                         7.50       09/15/09                     303,466
                                                                                                                      -------------
                                                                                                                            598,906
                                                                                                                      -------------
               Food: Major Diversified (1.5%)
         565   General Mills Inc.                                                  3.875       11/30/07                     558,085
       1,270   Kraft Foods Inc.                                                     5.25       06/01/07                   1,269,215
                                                                                                                      -------------
                                                                                                                          1,827,300
                                                                                                                      -------------
               Forest Products (0.1%)
          57   Weyerhaeuser Co.                                                    6.125       03/15/07                      56,998
                                                                                                                      -------------
               Gas Distributors (1.2%)
         170   Keyspan Corp.                                                        4.90       05/16/08                     168,675
         320   NiSource Finance Corp.                                               5.94+      11/23/09                     320,428
       1,025   Sempra Energy                                                        4.75       05/15/09                   1,011,379
                                                                                                                      -------------
                                                                                                                          1,500,482
                                                                                                                      -------------
               Home Furnishings (0.4%)
         450   Mohawk Industries, Inc. (Class C)                                    6.50       04/15/07                     450,736
                                                                                                                      -------------
               Home Improvement Chains (0.1%)
         100   Home Depot, Inc.                                                     5.49       12/16/09                     100,193
                                                                                                                      -------------
               Hotels/Resorts/Cruiselines (0.6%)
         545   Hyatt Equities LLC - 144A*                                          6.875       06/15/07                     546,802
         210   Starwood Hotels & Resorts Worldwide, Inc.                           7.375       05/01/07                     210,894
                                                                                                                      -------------
                                                                                                                            757,696
                                                                                                                      -------------
               Household/Personal Care (0.4%)
         510   Clorox Co. (The)                                                    5.485+      12/14/07                     510,661
                                                                                                                      -------------
               Industrial Conglomerates (0.3%)
         400   Textron Financial Corp.                                             4.125       03/03/08                     394,636
                                                                                                                      -------------
               Investment Banks/Brokers (1.6%)
       1,055   Goldman Sachs Group Inc. (The)                                      4.125       01/15/08                   1,043,383
         917   Lehman Brothers Holdings, Inc.                                       8.25       06/15/07                     926,635
                                                                                                                      -------------
                                                                                                                          1,970,018
                                                                                                                      -------------
               Life/Health Insurance (2.1%)
         585   John Hancock Financial Services, Inc.                               5.625       12/01/08                     587,294
       1,255   Met Life Global Funding I - 144A*                                   3.375       10/05/07                   1,231,821
         355   Monumental Global Funding II - 144A*                                 3.85       03/03/08                     349,076
         350   Monumental Global Funding II - 144A*                                4.375       07/30/09                     341,941
                                                                                                                      -------------
                                                                                                                          2,510,132
                                                                                                                      -------------
               Major Banks (4.2%)
         800   Bank of America Corp.                                               3.375       02/17/09                     772,114
         285   Bank of New York Co., Inc. (The)                                     5.20       07/01/07                     284,944
         755   HBOS Treasury Services PLC - 144A* (United Kingdom)                 5.625       07/20/09                     760,290
         850   HSBC Finance Corp.                                                   6.75       05/15/11                     896,136
         315   Popular North America Inc. (Series F)                                5.65       04/15/09                     315,131
         585   Suntrust Bank Atlanta                                                4.55       05/25/09                     574,345
         565   Unicredit Luxembourg Finance S.A. 144A*                              5.41+      10/24/08                     565,303
         700   Wachovia Corp.                                                       5.35       03/15/11                     702,358
         365   Well Fargo & Co.                                                     3.12       08/15/08                     352,848
                                                                                                                      -------------
                                                                                                                          5,223,469
                                                                                                                      -------------
               Major Telecommunications (1.2%)
         325   Deutsche Telekom International Finance BV (Netherlands)              8.00       06/15/10                     350,324
         385   Telecom Italia Capital SA (Luxembourg)                               4.00       11/15/08                     375,294
         740   Verizon Global Funding Corp.                                        6.125       06/15/07                     741,955
                                                                                                                      -------------
                                                                                                                          1,467,573
                                                                                                                      -------------
               Managed Health Care (0.4%)
         480   UnitedHealth Group Inc.                                             4.125       08/15/09                     465,174
                                                                                                                      -------------
               Media Conglomerates (1.0%)
         400   Time Warner, Inc.                                                   5.606+      11/13/09                     400,671
         340   Time Warner, Inc.                                                    6.15       05/01/07                     340,459
         155   Viacom Inc.                                                         5.711+      06/16/09                     155,629

         300   Viacom Inc.                                                          5.75       04/30/11                     300,605
                                                                                                                      -------------
                                                                                                                          1,197,364
                                                                                                                      -------------
               Medical Specialties (0.5%)
         605   Baxter International, Inc.                                          5.196       02/16/08                     602,691
                                                                                                                      -------------
               Motor Vehicles (0.5%)
         345   DaimlerChrysler North American Holdings Co.                          5.79+      03/13/09                     345,859
         295   DaimlerChrysler North American Holdings Co.                          4.05       06/04/08                     288,982
                                                                                                                      -------------
                                                                                                                            634,841
                                                                                                                      -------------
               Multi-Line Insurance (1.2%)
         540   American General Finance Corp. (Series H)                           4.625       09/01/10                     525,186
         125   AXA Financial, Inc.                                                  6.50       04/01/08                     126,214
         490   Hartford Financial Services Group, Inc. (The)                        5.55       08/16/08                     491,259
         310   International Lease Finance Corp.                                   4.625       06/02/08                     306,816
                                                                                                                      -------------
                                                                                                                          1,449,475
                                                                                                                      -------------
               Oil & Gas Pipelines (0.4%)
         555   Enbridge Energy Parners, LP                                          4.00       01/15/09                     537,562
                                                                                                                      -------------
               Other Metals/Minerals (0.3%)
         340   Brascan Corp. (Canada)                                              8.125       12/15/08                     355,402
                                                                                                                      -------------
               Property - Casualty Insurers (1.6%)
         815   Mantis Reef Ltd. - 144A* (Australia)                                4.692       11/14/08                     803,768
         255   Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)           6.371       11/16/07                     253,464
         405   St. Paul Travelers Companies, Inc. (The)                             5.01       08/16/07                     403,727
         500   XLLIAC Global Funding - 144A*                                        4.80       08/10/10                     488,976
                                                                                                                      -------------
                                                                                                                          1,949,935
                                                                                                                      -------------
               Railroads (1.4%)
         385   Burlington North Santa Fe Railway Co.                               6.125       03/15/09                     389,895
         270   Norfolk Southern Corp.                                               7.35       05/15/07                     271,405
       1,120   Union Pacific Corp. (Series E)                                       6.79       11/09/07                   1,129,292
                                                                                                                      -------------
                                                                                                                          1,790,592
                                                                                                                      -------------
               Real Estate Development (0.6%)
         395   World Financial Properties - 144A*                                   6.91       09/01/13                     412,960
         349   World Financial Properties - 144A*                                   6.95       09/01/13                     364,953
                                                                                                                      -------------
                                                                                                                            777,913
                                                                                                                      -------------
               Real Estate Investment Trusts (0.6%)
         440   EOP Operating LP                                                    6.763       06/15/07                     442,412
         330   Simon Property Group LP                                             6.375       11/15/07                     332,160
                                                                                                                      -------------
                                                                                                                            774,572
                                                                                                                      -------------
               Regional Banks (0.4%)
         510   Banco Santander Central Hispano Issuances Ltd. (Cayman
                  Islands)                                                         7.625       11/03/09                     538,457
                                                                                                                      -------------
               Restaurants (0.4%)
         500   Tricon Global                                                        7.65       05/15/08                     513,251
                                                                                                                      -------------
               Savings Banks (0.5%)
         150   Sovereign Bank (Series CD)                                           4.00       02/01/08                     147,827
         155   Washington Mutual Inc.                                               4.00       01/15/09                     151,008
         310   Washington Mutual Inc.                                               8.25       04/01/10                     333,965
                                                                                                                      -------------
                                                                                                                            632,800
                                                                                                                      -------------
               Wireless Telecommunications (0.5%)
         580   Vodafone Group PLC (United Kingdom)                                 5.454+      12/28/07                     580,482
                                                                                                                      -------------
               TOTAL CORPORATE BONDS
                 (Cost $52,918,682)                                                                                      51,283,690
                                                                                                                      -------------
               COLLATERALIZED MORTGAGE OBLIGATIONS (32.6%)
               U.S. Government Agencies - Collateralized Mortgage
                  Obligations (3.1%)
       1,344   Federal Home Loan Mortgage Corp. 2182 ZC                             7.50       09/15/29                   1,402,810
       1,384   Federal National Mortgage Assoc. 2005-27 NA (PAC)                    5.50       01/25/24                   1,381,256
         940   Federal National Mortgage Assoc. 2005-52 PA (PAC)                    6.50       06/25/35                     969,388
                                                                                                                      -------------
               Total U.S. Government Agencies - Collateralized Mortgage
                  Obligations                                                                                             3,753,454
                                                                                                                      -------------
               Private Issues - Collateralized Mortgage Obligations (29.5%)
         926   Bank of America Funding Corp. 2006-H 3A1                             6.23       09/20/46                     929,354
         940   Bear Stearns Series 2006- AR3 1A1                                    5.50+      10/25/36                     939,214
         610   Bear Stearns Series 2003-3 3A                                        5.67+      10/25/33                     611,200
         810   Bear Stearns Series 2006-AR1 1A2                                     5.70+      07/25/36                     809,321
       3,645   CountryWide Alt Ln Tst - 2005-81 X1 (IO)                             1.85+      02/25/37                     197,604
       4,653   CountryWide Alt Ln Tst - 2006-0A1 2X (IO)                            1.39+      03/20/46                     217,468
       4,555   CountryWide Alt Ln Tst - 2004-25 1X (IO)                            1.562+      02/25/35                     101,787
          62   CountryWide Alt Ln Tst - 2005-2 N 144A*                              4.50+      08/25/36                      61,111
         102   CountryWide Alt Ln Tst - 2006-0A6N N1 144A*                          5.25+      07/25/46                     101,853
         743   CountryWide Home Loans  - 2006- OA14 2A1                             5.51+      11/25/46                     744,683

         740   CountryWide Alt Ln Tst - 2006-0A22 A2                                5.53+      02/25/47                     739,990
       1,144   CountryWide Alt Ln Tst - 2006-OA16 A3                                5.57+      10/25/46                   1,143,938
         778   CountryWide Alt Ln Tst - 2006-OA1 1A2                                5.62+      03/20/46                     778,739
         995   CountryWide Alt Ln Tst - 2005- 58 A2                                 5.71+      12/20/35                     998,828
          53   DSLA Nim Corp. - 2006-1 N1 144A*                                    5.926       04/20/46                      52,509
         984   DSLA Mortgage Loan Trust - 2006-AR2 2A1A                             5.52+      11/19/37                     985,591
         788   First Horizon Alternative Mortgage Sec. - 2006-FA8 1A7               6.00       02/25/37                     791,064
       2,074   Greenpoint Mortgage Funding Tst - 2005-AR3 X1 (IO)                  1.206+      08/25/45                      62,876
       3,578   Greenpoint Mortgage Funding Tst - 2005-AR4 X4 (IO)                   1.99+      10/25/45                     110,146
         788   Greenpoint Mortgage Funding Tst - 2006-AR2 4A1                      6.883+      03/25/36                     806,720
         400   GS Mortgage Securities 2007 - NIM1 N1 144A*                          6.25       08/25/46                     399,471
         103   GS Mortgage Securities 2006 - NIM3 N1 144A*                         6.414       06/25/46                     102,970
           2   Harborview Mortgage Loan Trust - 2006-1 PO1 (PO)                     0.00       03/19/37                       1,613
           0@@ Harborview Mortgage Loan Trust - 2006-5 PO2 (PO)                     0.00       07/19/47                          10
       3,566   Harborview Mortgage Loan Trust - 2005-3 X2 (IO)                      0.97+      06/19/35                      83,581
       4,853   Harborview Mortgage Loan Trust - 2006-1 X1 (IO)                     1.627+      03/19/37                     221,410
       7,677   Harborview Mortgage Loan Trust - 2005-16 X3 (IO)                    1.579+      01/19/36                     199,127
       2,833   Harborview Mortgage Loan Trust - 2005-16 X1 (IO)                    1.847+      01/19/36                      79,676
       4,268   Harborview Mortgage Loan Trust - 2005-2 X (IO)                      1.262+      05/19/35                     102,692
       3,459   Harborview Mortgage Loan Trust - 2006-5 X2 (IO)                     1.687+      07/19/47                     128,632
       1,081   Harborview Mortgage Loan - 2006-10 2A1B                              5.56+      11/19/36                   1,081,248
         898   Harborview Mortgage Loan - 2006-1 2A1A                               5.56+      03/19/37                     899,522
         949   Harborview Mortgage Loan - 2006-8 2A1B                               5.57+      08/21/46                     948,630
       1,294   Harborview Mortgage Loan - 2006-12 2A2B                              5.57+      01/19/38                   1,296,478
         796   Harborview Mortgage Loan - 2006-7 2A1B                               5.57+      10/19/37                     797,869
         250   Harborview Mortgage Loan Trust - 2005-9 B1                           5.92+      06/20/35                     253,163
          41   Harborview Mortgage Loan Trust - 2006-BU1 N1 144A*                  5.926+      02/20/46                      40,873
          87   Harborview Mortgage Loan Trust - 2006- 7A N1 144A*                  6.408+      09/19/36                      87,319
         245   Harborview Nim Corp. 2006-9A N1                                     6.409       11/19/36                     244,976
       1,720   Harborview Mortgage Loan - 2005-16 4A1A                             6.883+      01/19/36                   1,754,509
         294   INDYMAC Indx Nim Corp. - 2004-AR3 B1                                 5.82+      07/25/34                     294,057
         106   INDYMAC Indx Nim Corp. - 2006-AR6 N1 144A*                          6.653       06/25/46                     105,914
         107   Lehman XS Net Int Mrgn NT -2006-GP1 A1 144A*                         6.25+      05/28/46                     107,316
         916   Luminent Mortgage Trust - 2006-6 A1                                  5.52       10/25/46                     918,553
         811   Luminent Mortgage Trust - 2006-1 A1                                  5.56+      04/25/36                     812,995
         766   Luminent Mortgage Trust - 2006-2 A1B                                 5.60+      02/25/46                     767,051
          95   Rali Nim Corp. - 2006- Q04 N1 144A*                                 6.048       04/25/46                      94,129
       1,100   Residential Accredit Loans Inc. - 2007-QH1 A2                        5.51+      02/25/37                   1,100,000
         795   Residential Accredit Loans Inc. - 2006-QH1 A1                        5.51+      12/25/36                     795,341
         924   Residential Accredit Loans Inc. - 2006-Q01O A2                       5.52+      01/25/37                     923,923
       1,077   Residential Accredit Loans Inc. - 2006-Q06 A2                        5.55+      06/25/46                   1,075,838
         360   Residential Accredit Loans Inc. - 2006-Q01 1A1                       5.58+      02/25/46                     360,250
         409   Residential Accredit Loans Inc. - 2006-Q01 A21                       5.59+      02/25/46                     408,858
         646   Residential Accredit Loans Inc. - 2006-Q01 2A2                       5.65+      02/25/46                     648,297
         984   Structured Asset Mortgage Investments Inc. - 2006-AR8 A1A            5.52+      10/25/36                     985,797
         930   Structured Asset Mortgage Investments Inc. - 2006-AR2 A2             5.63+      02/25/36                     933,938
         637   Structured Asset Mortgage Investments Inc. - 2006-AR1 2A2            5.63+      02/25/36                     639,743
       4,239   Washington Mutual Mortgage Pass-Through Certificates
                  2004-AR10 X (IO)                                                  0.61+      07/25/44                      75,513
       2,403   Washington Mutual Mortgage Pass-Through Certificates
                  2004-AR8 X (IO)                                                   0.61+      06/25/44                      43,548
       5,913   Washington Mutual Mortgage Pass-Through Certificates
                  2004-AR12 X (IO)                                                 0.634+      10/25/44                     105,320
       1,214   Washington Mutual Mortgage Pass-Through Certificates
                  2005-AR15 A1B3                                                    5.66+      11/25/45                   1,216,459
         481   Washington Mutual Mortgage Pass-Through Certificates
                  2005-AR8 2AB3                                                     5.68+      07/25/45                     482,631
       1,235   Washington Mutual Mortgage Pass-Through Certificates
                  2005-AR13 A1B3                                                    5.68+      10/25/45                   1,241,403
         737   Washington Mutual Mortgage Pass-Through Certificates
                  2006-AR16 2A                                                     5.843+      08/25/46                     739,562
       1,351   Washington Mutual Mortgage Pass-Through Certificates
                  2006-AR9 1A                                                      5.883+      08/25/46                   1,357,301
                                                                                                                      -------------
               Total Private Issues - Collateralized Mortgage Obligations                                                36,141,502
                                                                                                                      -------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $40,558,606)                                                                                        39,894,956
                                                                                                                      -------------
               U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (19.9%)
       1,136   Federal Home Loan Mortgage Corp.                                     7.50      10/01/26 -
                                                                                               06/01/32                   1,183,029
         739   Federal Home Loan Mortgage Corp. ARM                                3.536       07/01/34                     739,520
       1,103   Federal Home Loan Mortgage Corp. ARM                                4.152       08/01/34                   1,106,352
          10   Federal Home Loan Mortgage Corp. PC Gold                             6.50      07/01/29 -
                                                                                               09/01/29                      10,355
       1,575   Federal Home Loan Mortgage Corp. PC Gold                             7.50      01/01/30 -
                                                                                               07/01/32                   1,638,879
         921   Federal National Mortgage Assoc.                                     6.50      01/01/29 -
                                                                                               07/01/32                     943,129
       1,520   Federal National Mortgage Assoc.                                     7.00      02/01/26 -
                                                                                               02/01/35                   1,567,373
       3,900   Federal National Mortgage Assoc.                                     7.00          ***                     3,996,281
         625   Federal National Mortgage Assoc.                                     7.50      09/01/29 -
                                                                                               07/01/32                     651,123
         784   Federal National Mortgage Assoc. ARM                                3.621       07/01/34                     786,337
         465   Federal National Mortgage Assoc. ARM                                3.747       06/01/34                     468,595
         885   Federal National Mortgage Assoc. ARM                                4.164       09/01/34                     885,586
       1,272   Federal National Mortgage Assoc. ARM                                 4.19       05/01/35                   1,284,402
       1,083   Federal National Mortgage Assoc. ARM                                4.282       04/01/35                   1,076,076
       1,082   Federal National Mortgage Assoc. ARM                                4.332       05/01/35                   1,084,303

         754   Federal National Mortgage Assoc. ARM                                4.486       04/01/35                     749,841
       1,581   Federal National Mortgage Assoc. ARM                                4.747       09/01/35                   1,561,494
       1,246   Federal National Mortgage Assoc. ARM                                 4.75       07/01/35                   1,234,862
         739   Federal National Mortgage Assoc. ARM                                6.158       07/01/33                     750,052
         280   Government National Mortgage Assoc. II                              5.125+     10/20/24 -
                                                                                               12/20/24                     283,735
       1,194   Government National Mortgage Assoc. II                              5.375+     06/20/22 -
                                                                                               05/20/23                   1,201,413
       1,173   Government National Mortgage Assoc. II                               5.50+     08/20/29 -
                                                                                               09/20/29                   1,178,645
                                                                                                                      -------------
               TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
               (Cost $24,537,452)                                                                                        23,198,353
                                                                                                                      -------------
               ASSET-BACKED SECURITIES (7.6%)
               Finance/Rental/Leasing
         275   Aegis Asset Backed Securities Trust 2004-2 B1                        7.32+      06/25/34                     276,116
         350   Ameriquest Morgage Securities Inc. 2004-R7 M5                        6.47+      08/25/34                     352,491
       1,000   Capital Auto Receivables Asset Trust - 2006-2                        4.98       05/15/11                     995,164
       1,300   Capital Auto Receivables Asset Trust 2002-3 A 144A*                  5.31       10/20/09                   1,298,587
         525   Captial One Auto Finance Trust - 2006-C                              5.07       07/15/11                     522,953
       1,682   Chase Manhattan Auto Owner Trust 2004-A A4                           2.83       09/15/10                   1,652,736
         575   CIT Equipment Collateral - 2006-VT2                                  5.07       02/20/10                     572,803
         397   Harley-Davidson Motorcycle Trust 2002-2 A2                           3.09       06/15/10                     395,459
       1,904   Harley-Davidson Motorcycle Trust 2003-3 A2                           2.76       05/15/11                   1,881,905
         725   Hertz Vehicle Financing LLC 2005-2AA2 - 144A*                        4.93       02/25/10                     719,430
         150   Home Equity Asset Trust 2004-3 B1                                    7.45+      08/25/34                     151,673
         425   Park Place Securities Inc. 2004-MCW1 M7                              7.20+      10/25/34                     428,332
                                                                                                                      -------------
               TOTAL ASSET-BACKED SECURITIES
               (Cost $9,321,425)                                                                                          9,247,649
                                                                                                                      -------------
               SHORT-TERM INVESTMENTS (0.7%)
               U.S. GOVERNMENT OBLIGATION (A) (0.2%)
         200   U.S. Treasury Bill** (Cost $195,604)                                4.915       07/12/07                     195,604
                                                                                                                      -------------
               REPURCHASE AGREEMENT (0.5%)
         624   Joint repurchase agreement account (dated 01/31/07;
               proceeds $624,091) (b) (Cost $624,000)                               5.26       02/01/07                     624,000
                                                                                                                      -------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $819,604)                                                                                              819,604
                                                                                                                      -------------
               TOTAL INVESTMENTS
                    (Cost $128,155,769)(c)(d)                                                                 102.7%    128,197,706
               LIABILITIES IN EXCESS OF OTHER ASSETS                                                           (2.7)     (5,854,794)
                                                                                                              -----   -------------
               NET ASSETS                                                                                     100.0%   $122,342,912
                                                                                                              =====   =============

----------
ARM  Adjustable Rate Mortgage. Interest rate in effect as of January 31, 2007.

IO   Interest Only Security.

PAC  Planned Amortization Class.

PC   Participation Certificate.

PO   Principal Only Security.

@@   Amount less than one thousand.

*    Resale is restricted to qualified institutional investors.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $36,400.

*** Securities were purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

+ Floating rate security; rate shown is the rate in effect at January 31, 2007.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $12,640,128 in connection with securities purchased on a forward commitment basis, open futures contracts and open credit default swap contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $127,950 and the aggregate gross unrealized depreciation is $2,656,438, resulting in net unrealized depreciation of $2,528,488.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2007:

                                                                                              UNREALIZED
NUMBER OF                                 DESCRIPTION, DELIVERY           UNDERLYING FACE    APPRECIATION
CONTRACTS            LONG/SHORT               MONTH AND YEAR              AMOUNT AT VALUE   (DEPRECIATION)
---------            ----------   -------------------------------------   ---------------   --------------
     3                  Short     U.S. Treasury Note 2 year, March 2007     $  (610,781)       $   (571)
    76                  Short     U.S. Treasury Note 5 year, March 2007      (7,944,375)        108,205
                                                                                               --------
                                  Net Unrealized
                                     Appreciation......................                        $107,634
                                                                                               ========

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JANUARY 31, 2007:

                                         NOTIONAL
   SWAP COUNTERPARTY &       BUY/SELL     AMOUNT    PAY/RECEIVE      TERMINATION       UNREALIZED
  REFERENCE OBLIGATION      PROTECTION    (000'S)    FIXED RATE          DATE         APPRECIATION
  --------------------      ----------   --------   -----------   -----------------   ------------
SALE CONTRACT:
Goldman Sachs
   International
   Southwest Airlines Co.       Buy        $400        0.22%      December 20, 2011      $1,444
Citigroup Global
   Tyco International           Buy         340        0.43         March 20, 2012          152
Citigroup Global
   Tyco International           Buy         150        0.43         March 20, 2012           67
                                                                                         ------
                                  Total Unrealized
                                     Appreciation .........                              $1,663
                                                                                         ======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
March 22, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
March 22, 2007


                                        3